Document and Entity Information	Oct. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	SOUTH JERSEY GAS COMPANY
Entity Incorporation, State or Country Code	NJ
Entity File Number	000-22211
Entity Tax Identification Number	21-0398330
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001035216